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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-3070

          Hilliard-Lyons Government Fund, Inc.
(Exact name of registrant as specified in charter)

500 W. Jefferson St.
                Louisville, Kentucky 40202-2823
(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr.
Hilliard-Lyons Government Fund, Inc.
P.O. Box 32760
                Louisville, Kentucky 40232-2760
(Name and address of agent for service)

Registrant’s telephone number, including area code:   502-588-8400

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS
(UNAUDITED)
MAY 31, 2008

Principal Amount		Cash Equivalent Yield		Maturity Date	Fair Value
	U.S. GOVERNMENT SPONSORED ENTERPRISES* — 100.1%**

$10,000,000	Federal Home Loan Bank Discount Note	1.934%		06/02/08	$ 9,999,474
17,584,000	Federal Home Loan Bank Discount Note	1.932		06/02/08	17,583,072
25,000,000	Federal Home Loan Bank Discount Note	2.013		06/03/08	24,997,194
20,000,000	Federal Home Loan Bank Discount Note	2.434		06/04/08	19,996,033
20,000,000	Federal Home Loan Bank Discount Note	1.986		06/05/08	19,995,667
40,000,000	Federal Home Loan Bank Discount Note	4.192		06/06/08	39,977,500
35,000,000	Federal Home Loan Bank Discount Note	1.986		06/09/08	34,984,833
20,000,000	Federal Home Loan Bank Discount Note	1.956		06/10/08	19,990,400
25,000,000	Federal Home Loan Bank Discount Note	2.285		06/11/08	24,984,479
35,000,000	Federal Home Loan Bank Discount Note	2.057		06/12/08	34,978,397
15,000,000	Federal Farm Credit Bank Floating Rate Note	2.110	(a)	06/12/08	15,000,000
20,000,000	Federal Farm Credit Bank Floating Rate Note	2.110	(a)	06/12/08	20,000,000
10,000,000	Federal Farm Credit Bank Floating Rate Note	2.110	(a)	06/12/08	10,000,000
20,000,000	Federal Home Loan Bank Discount Note	1.782		06/13/08	19,988,367
10,000,000	Federal Home Loan Bank Discount Note	2.102		06/13/08	9,993,133
20,000,000	Federal Home Loan Bank Discount Note	2.821		06/16/08	19,977,125
30,000,000	Federal Home Loan Bank Discount Note	2.104		06/17/08	29,972,533
25,000,000	Federal Home Loan Bank Discount Note	1.915		06/18/08	24,977,865
25,000,000	Federal Home Loan Bank Discount Note	2.108		06/19/08	24,974,125
25,000,000	Federal Home Loan Bank Discount Note	2.686		06/20/08	24,965,497
20,000,000	Federal Home Loan Bank Discount Note	2.095		06/23/08	19,974,944
15,000,000	Federal Home Loan Bank Discount Note	2.088		06/24/08	14,980,354
10,000,000	Federal Home Loan Bank Discount Note	2.098		06/24/08	9,986,839
40,000,000	Federal Home Loan Bank Discount Note	2.121		06/25/08	39,944,667
25,000,000	Federal Home Loan Bank Discount Note	2.078		06/26/08	24,964,583
25,000,000	Federal Home Loan Bank Discount Note	2.116		06/27/08	24,962,625
25,000,000	Federal Home Loan Bank Discount Note	2.824		06/30/08	24,959,722
20,000,000	Federal Home Loan Bank Discount Note	2.042		06/30/08	19,955,775
20,000,000	Federal Home Loan Bank Discount Note	2.577		07/01/08	19,958,167
9,200,000	Federal Home Loan Bank Discount Note	2.062		07/02/08	9,183,997
30,000,000	Federal Home Loan Bank Discount Note	2.141		07/02/08	29,945,879
20,800,000	Federal Home Loan Bank Discount Note	2.062		07/03/08	20,762,652
45,000,000	Federal Home Loan Bank Discount Note	2.142		07/07/08	44,905,725
25,000,000	Federal Home Loan Bank Floating Rate Note	2.548	(a)	07/07/08	25,000,000
25,000,000	Federal Home Loan Bank Floating Rate Note	2.548	(a)	07/07/08	25,000,000
40,000,000	Federal Home Loan Bank Discount Note	2.152		07/08/08	39,913,461
35,000,000	Federal Home Loan Bank Discount Note	2.015		07/09/08	34,927,035
35,000,000	Federal Home Loan Bank Discount Note	2.079		07/10/08	34,922,650
30,000,000	Federal Home Loan Bank Discount Note	2.095		07/11/08	29,931,667
40,000,000	Federal Home Loan Bank Discount Note	2.042		07/14/08	39,904,444
40,000,000	Federal Home Loan Bank Discount Note	1.779		07/16/08	39,913,000
50,000,000	Federal Home Loan Bank Floating Rate Note	2.534	(a)	07/16/08	50,000,000

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS — continued
(UNAUDITED)
MAY 31, 2008

Principal Amount		Cash Equivalent Yield	Maturity Date	Fair Value
$30,000,000	Federal Home Loan Bank Discount Note	2.100%	07/18/08	$ 29,919,513
27,500,000	Federal Home Loan Bank Discount Note	2.100	07/21/08	27,421,510
32,000,000	Federal Home Loan Bank Discount Note	2.579	07/23/08	31,883,982
25,000,000	Federal Home Loan Bank Discount Note	2.687	07/25/08	24,902,125
45,000,000	Federal Farm Credit Bank Discount Note	2.163	07/29/08	44,846,300
30,000,000	Federal Home Loan Bank Discount Note	2.637	07/30/08	29,873,888
45,000,000	Federal Home Loan Bank Discount Note	2.028	08/01/08	44,848,644
10,000,000	Federal Home Loan Bank Discount Note	2.099	08/06/08	9,962,325
15,697,000	Federal Home Loan Bank Discount Note	2.535	08/06/08	15,625,919
33,950,000	Federal Home Loan Bank Discount Note	2.049	08/08/08	33,821,744
15,000,000	Federal Home Loan Bank Discount Note	2.115	08/13/08	14,937,038
40,000,000	Federal Home Loan Bank Discount Note	2.216	08/15/08	39,792,083
40,000,000	Federal Home Loan Bank Discount Note	2.171	08/20/08	39,810,667
21,000,000	Federal Home Loan Bank Discount Note	2.177	08/21/08	20,899,358
30,000,000	Federal Home Loan Bank Discount Note	2.091	08/22/08	29,860,600
25,000,000	Federal Home Loan Bank Discount Note	2.108	08/27/08	24,875,844
30,000,000	Federal Home Loan Bank Discount Note	2.249	08/28/08	29,838,667
24,000,000	Federal Home Loan Bank Discount Note	2.016	08/29/08	23,883,113
25,000,000	Federal Home Loan Bank Discount Note	2.106	09/05/08	24,863,333
30,000,000	Federal Home Loan Bank Discount Note	2.165	09/25/08	29,831,200
20,000,000	Federal Home Loan Bank Discount Note	2.170	09/10/08	19,881,044
25,000,000	Federal Home Loan Bank Discount Note	2.166	09/17/08	24,841,750
35,000,000	Federal Home Loan Bank Discount Note	2.074	09/19/08	34,783,438
20,000,000	Federal Home Loan Bank Discount Note	2.190	10/10/08	19,844,619

	TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES (amortized cost — $1,742,382,584)			1,742,382,584

	TOTAL INVESTMENTS - 100.1% (amortized cost — $1,742,382,584***)			1,742,382,584

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)			(1,609,560)

	NET ASSETS - 100.0%			$ 1,740,773,024

*	Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.
**	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
***	Also represents cost for federal income tax purposes.
(a)	Floating rate security. The interest rate adjusts periodically. The interest rate shown is the rate in effect as of May 31, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99. CERT	Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hilliard-Lyons Government Fund, Inc.

By (Signature and Title)	/s/ Joseph C. Curry, Jr. Joseph C. Curry, Jr., President (principal executive officer)

Date: July 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler Dianna P. Wengler, Senior Vice President and Treasurer (principal financial officer)

Date: July 2, 2008

By (Signature and Title)	/s/ Joseph C. Curry, Jr. Joseph C. Curry, Jr., President (principal executive officer)

Date: July 2, 2008

Exhibit 99.CERT

Certifications

I, Joseph C. Curry, Jr., certify that:

1.	I have reviewed this report on Form N-Q of Hilliard-Lyons Government Fund, Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: July 2, 2008	/s/ Joseph C. Curry, Jr. Joseph C. Curry, Jr., President (principal executive officer)

Exhibit 99. CERT

Certifications

I, Dianna P. Wengler, certify that:

1.	I have reviewed this report on Form N-Q of Hilliard-Lyons Government Fund, Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: July 2, 2008	/s/ Dianna P. Wengler Dianna P. Wengler, Senior Vice President and Treasurer (principal financial officer)